ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable
Amounts due from concentrate sales	$ 110	$ 110
Receivable from Dominican Republic government	1	30
Other receivables	128	109
Accounts receivable	239	249
Other current assets
Derivative assets (note 25f)	2	1
Goods and services taxes recoverable	167	239
Prepaid expenses	68	48
Other	84	18
Other current assets	321	306
Tanzania
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	32	124
Argentina
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	49	52
Chile
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	3	32
Dominican Republic
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	19	10
Peru
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	$ 8	$ 6